Exhibit 99.1

World Omni Automobile Lease Securitization Trust 2014-A	PAGE 1
MONTHLY SERVICER CERTIFICATE
For the collection period ended 03/31/2017

A.	DATES	Begin	End	# days

1	Payment Date		4/17/2017
2	Collection Period	3/1/2017	3/31/2017	31
3	Monthly Interest Period-Actual	3/15/2017	4/16/2017	33
4	Monthly Interest - Scheduled	3/15/2017	4/14/2017	30

B.	SUMMARY

				Principal Payment
		Initial Balance	Beginning Balance	1st Priority	2nd Priority	Regular	Ending Balance	Note Factor
5	Class A-1 Notes	104,910,000.00	-	-	-	-	-	-
6	Class A-2a Notes	152,720,000.00	-	-	-	-	-	-
7	Class A-2b Notes	152,720,000.00	-	-	-	-	-	-
8	Class A-3 Notes	213,590,000.00	-	-	-	-	-	-
9	Class A-4 Notes	80,000,000.00	37,847,953.18	-	-	37,847,953.18	-	-
10	Total Class A Notes	703,940,000.00	37,847,953.18	-	-	37,847,953.18	-
11	Class B Notes	30,130,000.00	30,130,000.00	-	-	30,130,000.00	-	-

12	Total Notes	$734,070,000.00	67,977,953.18	$0.00	$0.00	$67,977,953.18	0.00

	Overcollateralization
13	Exchange Note	83,702,679.54	18,325,465.44				0.00
14	Series 2014-A Notes	19,254,115.86	96,951,235.80				0.00

15	Total Overcollateralization	102,956,795.40	115,276,701.24				Not Applicable
16	Total Target Overcollateralization	$115,509,697.77	115,509,697.77				Not Applicable

		One-Month LIBOR		Interest Pmt Due	Per $1000	Principal	Per $1000	Interest
			Coupon Rate		Face Amount	Payment Due	Face Amount	Shortfall
17	Class A-1 Notes		0.20000%	0.00	0.0000000	0.00	0.0000000	0.00
18	Class A-2a Notes		0.71000%	0.00	0.0000000	0.00	0.0000000	0.00
19	Class A-2b Notes	0.91222%	1.12222%	0.00	0.0000000	0.00	0.0000000	0.00
20	Class A-3 Notes		1.16000%	0.00	0.0000000	0.00	0.0000000	0.00
21	Class A-4 Notes		1.37000%	43,209.75	0.5401219	37,847,953.18	473.0994148	0.00
22	Total Class A Notes			43,209.75	0.0613827	37,847,953.18	53.7658794	0.00
23	Class B Notes		1.65000%	41,428.75	1.3750000	30,130,000.00	1000.0000000	0.00

24	Totals			84,638.50	0.1153003	67,977,953.18	92.6041838	0.00

		Initial Balance	Beginning Balance	Ending Balance
25	Exchange Note Balance	753,324,115.86	164,929,188.98	0.00

	Reference Pool Balance Data	Initial	Current
26	Discount Rate	3.50%	3.50%
27	Aggregate Securitization Value	837,026,795.40	142,018,320.91
28	Aggregate Base Residual Value (Not Discounted)	585,024,723.00	138,048,846.48

	Turn-in Units	Units	Securitization Value	Percentage
29	Vehicles Scheduled to Return in Current Month	3,019	9,575,919.02
30	Turn-in Ratio on Scheduled Terminations			66.25%

		Units	Securitization Value
31	Securitization Value — Beginning of Period	11,516	183,254,654.42
32	Depreciation/Payments		(1,959,069.75)
33	Gross Credit Losses	(27)	(406,589.27)
34	Early Terminations — Regular	(3)	(42,262.69)
35	Scheduled Terminations — Returned	(2,107)	(31,469,532.58)
36	Payoff Units & Lease Reversals	(380)	(7,358,879.22)
37	Repurchased Leases	-	-

38	Securitization Value - End of Period	8,999	142,018,320.91

World Omni Automobile Lease Securitization Trust 2014-A	PAGE 2
MONTHLY SERVICER CERTIFICATE
For the collection period ended 03/31/2017

C.	SERVICING FEE

39	Servicing Fee Due	152,712.21

40	Unpaid Servicing Fees - Prior Collection Periods	0.00

41	Change in Servicing Fee Due - Current Collection Period vs. Prior Collection Period	(34,905.83)

D.	RESERVE ACCOUNT

	Reserve Account Balances:
42	Required Reserve Account Balance (.50% of Initial Securitization Value)	4,185,133.98
43	Beginning Reserve Account Balance	4,185,133.98
44	Ending Reserve Account Balance	-

E.	POOL STATISTICS

	Delinquencies Aging Profile — End of Period	Units	Percentage	Securitization Value
45	Total Active Units (Excluding Inventory)	7,279	98.71%	116,302,827.25
46	31 - 60 Days Delinquent	78	1.06%	1,226,465.58
47	61 - 90 Days Delinquent	15	0.20%	218,404.10
48	91 - 120 Days Delinquent	2	0.03%	30,540.57
49	121+ Days Delinquent	0	0.00%	0.00

50	Total	7,374	100.00%	117,778,237.50

51	Prepayment Speed (1 Month)		1.13%

	Current Period Net Residual Losses on Scheduled and Early Termination Units	Units	Amounts

52	Aggregate Securitization Value for Scheduled and Early Termination Units Terminated During Current Period	2,110	31,511,795.27
53	Less: Aggregate Sales Proceeds, Recoveries & Expenses for Scheduled and Early Termination Units Received in Current Period		(30,770,828.86)
54	Less: Excess Wear and Tear Received in Current Period		(60,349.20)
55	Less: Excess Mileage Received in Current Period		(86,272.78)

56	Current Period Net Residual Losses/(Gains) - Scheduled and Early Termination Units		594,344.43

	Current and Prior Period Net Residual Losses/(Gains) as a % of Beginning Securitization Value (Annualized)
57	Current Period Net Residual Losses/(Gains) Ratio		3.89%
58	Prior Period Net Residual Losses/(Gains) Ratio		8.99%
59	Second Prior Period Net Residual Losses/(Gains) Ratio		6.28%
60	Third Prior Period Net Residual Losses/(Gains) Ratio		7.10%
61	Four Month Average		6.57%

62	Beginning Cumulative Net Residual Losses		13,109,457.14
63	Current Period Net Residual Losses		594,344.43

64	Ending Cumulative Net Residual Losses - Scheduled and Early Termination Units		13,703,801.57

65	Cumulative Net Residual Losses/(Gains) as a % of Aggregate Initial Securitization Value		1.64%

	Credit Losses:	Units	Amounts
66	Aggregate Securitization Value on charged-off units	27	406,589.27
67	Aggregate Liquidation Proceeds, Recoveries & Expenses on charged-off units		(377,293.08)

68	Current Period Net Credit Losses/(Gains)		29,296.19

	Current and Prior Period Net Credit Losses/(Gains) as a % of Beginning Securitization Value (Annualized)
69	Current Period Net Credit Losses/(Gains) Ratio		0.19%
70	Prior Period Net Credit Losses/(Gains) Ratio		0.33%
71	Second Prior Period Net Credit Losses/(Gains) Ratio		0.33%
72	Third Prior Period Net Credit Losses/(Gains) Ratio		0.70%
73	Four Month Average		0.39%

74	Beginning Cumulative Net Credit Losses		4,723,745.57
75	Current Period Net Credit Losses		29,296.19

76	Ending Cumulative Net Credit Losses		4,753,041.76

77	Cumulative Net Credit Losses/(Gains) as a % of Aggregate Initial Securitization Value		0.57%

World Omni Automobile Lease Securitization Trust 2014-A			PAGE 3
MONTHLY SERVICER CERTIFICATE
For the collection period ended 03/31/2017

F.	EXCHANGE NOTE COLLECTION ACCOUNT

	COLLECTED AMOUNTS

78	Lease Payments Received	2,799,692.86
79	Sales Proceeds, Recoveries & Expenses - Scheduled Terminations	30,880,610.98
80	Liquidation Proceeds, Recoveries & Expenses	282,093.17
81	Insurance Proceeds	95,199.91
82	Sales Proceeds, Recoveries & Expenses - Early Terminations	36,839.86
83	Payoff Payments	8,306,545.93
84	All Other Payments Received	-

85	Collected Amounts	42,400,982.71

86	Investment Earnings on Collection Account	16,781.73

87	Total Collected Amounts, prior to Servicer Advances	42,417,764.44

88	Servicer Advance	-

89	Servicer Optional Redemption Proceeds	122,890,914.38

90	Total Collected Amounts - Available for Distribution	165,308,678.82

	DISTRIBUTIONS FROM EXCHANGE NOTE COLLECTION ACCOUNT

91	Servicing Fee	152,712.21
92	Interest on the Exchange Note - to the Trust Collection Account	226,777.63
93	Principal on the Exchange Note - to the Trust Collection Account	164,929,188.98
94	Trust Collection Account Shortfall Amount - to the Trust Collection Account	-
95	Remaining Funds Payable to Trust Collection Account	-

96	Total Distributions	165,308,678.82

G.	TRUST COLLECTION ACCOUNT

	AVAILABLE FUNDS

97	Available Funds	165,155,966.61

98	Investment Earnings on Reserve Account	1,936.50

99	Reserve Account Draw Amount	4,185,133.98

100	Total Available Funds - Available for Distribution	169,343,037.09

	DISTRIBUTIONS FROM TRUST COLLECTION ACCOUNT

101	Administration Fee	7,635.61
102	Class A Noteholders' Interest Distributable Amount	43,209.75
103	Noteholders' First Priority Principal Distributable Amount	-
104	Class B Noteholders' Interest Distributable Amount	41,428.75
105	Noteholders' Second Priority Principal Distributable Amount	-
106	Amount to Reinstate Reserve Account to Required Reserve Account Balance	-
107	Noteholders' Regular Principal Distributable Amount	67,977,953.18
108	Remaining Funds Payable to Certificateholder	101,272,809.80

109	Total Distributions	169,343,037.09